PROPERTY, EQUIPMENT AND SOFTWARE, NET - Summary of property, equipment and software (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 781,783		¥ 106,434
Less: Accumulated depreciation	(77,445)		(24,574)
Property, equipment and software, Net	704,338	$ 107,945	81,860
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	214,235		60,778
Building
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	189,965		0
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	80,705		21,851
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	21,180		6,632
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	7,183		2,043
Construction in progress
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 268,515		¥ 15,130